4. Premises and Equipment (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises And Equipment Details Narrative
Depreciation expense	$ 2,500	$ 1,900	$ 1,900